Expense Example, No Redemption - Western Asset SMASh Series TF Fund - Western Asset SMASh Series TF Fund	Jun. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	none
Expense Example, No Redemption, 3 Years	55
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 293